Organization and Business Description - Schedule of Financial Statement Amounts and Balances of VIE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Current assets	$ 14,342,177		$ 10,840,214
Total assets	29,343,337		25,202,229
Current liabilities	12,908,938		11,696,969
Total liabilities	15,302,318		14,179,220
Revenue	11,698,830	$ 7,149,785
Net income	2,311,399	1,533,178
Net cash provided by operating activities	1,999,769	547,160
Net cash used in investing activities	(715)	(430,868)
Net cash used in financing activities	(947,501)	(337,045)
Variable Interest Entity [Member]
Current assets	14,342,177		10,840,214
Non-current assets	15,001,160		14,362,015
Total assets	29,343,337		25,202,229
Current liabilities	12,908,938		11,696,969
Non-current liabilities	2,393,380		2,482,251
Total liabilities	15,302,318		$ 14,179,220
Revenue	11,698,830	7,149,785
Net income	2,295,199	1,594,495
Net cash provided by operating activities	1,999,769	547,160
Net cash used in investing activities	(715)	(430,868)
Net cash used in financing activities	$ (947,501)	$ (337,045)